Treasury Risk Management - Impact of Interest Rate Swaps and Cross-Currency Swaps (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	[1]	€ (4,461)		€ (4,691)
Non-current financial liabilities	[1]	(22,844)		(23,566)
Total financial liabilities		(27,305)	[1]	(28,257)	[1]	€ (26,738)
Less: lease liabilities	[1]	(1,771)		(1,919)
Financial liabilities (excluding lease liabilities)		(25,534)		(26,338)
Fixed and Floating Interest Rate [Member]
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities		(4,461)		(4,691)
Non-current financial liabilities		(22,844)		(23,566)
Fixed rate (weighted average amount of fixing for the following year)		€ (21,561)		€ (22,618)

[1]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.